Service and Fee Income (Tables)	3 Months Ended
Mar. 31, 2014
Service and Fee Income [Abstract]
Schedule of Service and Fee Income [Table Text Block]
The following table summarizes service and fee income by category:

	Three Months Ended March 31,
(amounts in thousands)	2014	2013
Installment fees	$6,883	$10,010
Commission revenue	14,860	6,289
General agent fees	7,325	4,452
Late payment fees	2,498	2,581
Finance and processing fees	3,140	1,625
Other	2,000	2,305
Total	$36,706	$27,262